Average Annual Total Returns{- Banking Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Banking Portfolio	Banking Portfolio-Default Return Before Taxes Past 1 year	Banking Portfolio-Default Return Before Taxes Past 5 years	Banking Portfolio-Default Return Before Taxes Past 10 years	Banking Portfolio-Default After Taxes on Distributions Past 1 year	Banking Portfolio-Default After Taxes on Distributions Past 5 years	Banking Portfolio-Default After Taxes on Distributions Past 10 years	Banking Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Banking Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Banking Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZ93 Past 1 year	IXZ93 Past 5 years	IXZ93 Past 10 years
Total	38.33%	8.69%	13.52%	37.23%	6.26%	11.85%	23.44%	6.23%	10.87%	28.71%	18.47%	16.55%	36.81%	7.88%	14.01%